Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan

Note 1 - Description of Plan

The following brief description of the Loar Group Inc. 401(k) Plan (the Plan) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan's provisions.

General

The Plan was originally adopted effective January 1, 2015, and has from time to time been further amended. The Plan is a defined contribution profit-sharing plan covering qualified employees, as defined in the Plan, employed by the following (collectively, the Employer or Company):

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Loar Group Inc.
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Aviation Manufacturing Group, LLC dba The Freeman Company (AMG)
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AGC Acquisition, LLC dba AGC, Incorporated (AGC)
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Terry’s Precision Products LLC dba Terry’s Machine & Mfg. Inc. (TMM)
•
Applied Engineering, Inc.
•
General Ecology, Inc.
•
SAF Industries, LLC dba Gar Kenyon
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Maverick Molding Co.
•
SMR Acquisition LLC (SMR)
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Hydra-Electric Company (Hydra)
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BAM, Inc. (BAM)
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Safe Flight Instrument, LLC (SFI)
•
Pacific Piston Ring Co., Inc. (PPR)
•
AOG Aviation Spares LLC (AOG)
•
Schroth Safety Products, LLC (effective January 2024)
•
CAV Ice Protection, Inc (effective February 2025)

Plan Amendments

The Plan has adopted certain provisions to comply with recent legislative and regulatory changes, including increasing the mandatory distribution limit from $5,000 to $7,000 as of January 1, 2024 and allowing increased catch-up contributions for eligible participants as of January 1, 2025 in connection with the SECURE 2.0 Act. However, as allowed by those regulations, the Plan has not been formally amended as of December 31, 2025.

The Plan was amended, effective February 18, 2025, to merge the CAV Ice Protection, Inc. 401(k) Plan into the Plan. Participant account balances of $1,293,472 were transferred into the Plan in February 2025.

On May 19, 2025, the Employer elected to establish share accounted stock trading within the Plan. The Employer opened the real time trading option to purchase Loar Holdings stock in the Plan effective July 1, 2025.

Administration

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Employer’s Board of Directors is responsible for oversight of the Plan. The 401(k) Retirement Plan Committee determines the appropriateness of the Plan’s investment offerings, monitors investment performance and reports to the Employer’s Board of Directors. Fidelity Workplace Services LLC provides recordkeeping services for the Plan. Fidelity Management Trust Company (the “Trustee”) provides trust services for the Plan.

Eligibility

Employees are eligible to participate in the Plan for elective deferrals and Employer matching contributions on the first of the month coinciding with or following the completion of three months of service and reaching the age of eighteen. Leased employees, reclassified employees, temporary employees, and self-employed individuals are not eligible to participate in the Plan.

Contributions

The Plan allows participants to contribute up to 80% of their pretax annual compensation, as defined by the Plan. Contributions are subject to certain Internal Revenue Code (IRC) limitations. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. The Plan allows participants to designate contributions as Roth contributions. Participants may also contribute amounts representing distributions from other qualified plans (rollover).

The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 4% of eligible compensation (if enrolled prior to November 1, 2023) and at 6% if enrolling after November 1, 2023. The contributions are invested in a designated fund until changed by the participant.

Except for SMR employees and PPR union employees, the Employer matches participant contributions equal to 50% of the first 6% of compensation for a maximum Employer match of 3% of compensation. The Employer may also make a discretionary nonelective contribution in an amount equal to a percentage of eligible contributions made by each eligible participant during the Plan year. There was no discretionary nonelective contribution for the year ended December 31, 2025.

SMR Contributions – Due to SMR’s employees consisting of union and non-union members, their Employer contribution calculation is different from the rest of the Plan. Union employees that meet the Employer contribution eligibility requirements outlined above automatically receive a 3% nonelective Employer contribution, regardless of if the employee is deferring into the Plan or not. In addition, union employees who are deferring into the Plan receive a 50% matching contribution on up to 2% of employee contributions (maximum 1% match). Non-union employees receive a match of 100% of the first 3% of employee contributions plus 50% of the next 2% of employee contributions for an Employer match of 4% of compensation.

PPR Union Employee Contributions – The Employer contribution calculation for PPR union employees is different from the rest of the Plan. Union employees that meet the Employer contribution eligibility requirements outlined above automatically receive a 3% nonelective Employer contribution, regardless of whether the employee is deferring into the Plan or not. There is no additional Employer Match on union employee participant contributions into the Plan. All non-union PPR employees receive the Employer matching contribution of 50% of the first 6% of the employee contributions (maximum 3% match).

All contributions are invested as directed by participants.

Participant Accounts

Each participant’s account is credited with the participant’s contributions (including rollovers) and the Employer matching contributions, as well as allocations of the Employer discretionary contributions and Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant’s compensation, account balances or specific participant transactions, as defined by the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investment Options

Upon enrollment to the Plan, a participant may direct deferrals and employer contributions in any of the funds offered by the Plan. Participants may change their investment options daily.

Vesting

For participants hired prior to February 1, 2015 with Loar Group, Inc., AMG, AGC, and TMM, all contributions are fully vested. For participants hired prior to December 1, 2016 with Applied Engineering, Inc., General Ecology, Inc., and SAF Industries, LLC, all contributions are fully vested. For participants hired prior to January 1, 2018 with Maverick Molding Co., all contributions, except for Employer fixed matching contributions, are fully vested. For participants hired prior to January 1, 2020 with Hydra and BAM, all contributions are fully vested. Participants who are employees of SMR receive credit for their years of service prior to being acquired by the Loar Group, Inc. on February 18, 2019, and follow the below vesting schedule for Employer contributions. For participants hired prior to July 1, 2021 with SFI and PPR, all contributions are fully vested. For participants hired prior to January 12, 2024 with Schroth Safety Products, LLC, all contributions are fully vested. For participants hired prior to February 18, 2025 with CAV Ice Protection, Inc, all contributions are fully vested. New participants and those not otherwise described above are fully vested in their contributions (including rollovers) plus actual earnings and are vested in the Employer’s contributions to the Plan according to the following schedule:

Completed	Vested
Years of Service	Percentage
Less than one	0%
1st Year	20%
2nd Year	40%
3rd Year	60%
4th Year	80%
5th Year	100%

Separate provisions apply in the event of death, disability or reaching early or normal retirement age.

Forfeitures

At December 31, 2025 and 2024, forfeited non-vested accounts totaled $133,979 and $76,789, respectively. These accounts will be used to reduce future employer contributions or offset Plan expenses. During the year ended December 31, 2025, forfeited non-vested accounts of $95,126 were used to pay administrative expenses of the Plan and $11,481 were used to reduce employer matching contributions.

Notes Receivable from Participants

Participants may borrow from their fund accounts, a minimum of $1,000 up to a maximum of lesser of $50,000 or 50% of their vested account balance, reduced by the highest outstanding loan balance in the participant’s account during the prior twelve month period. The notes are secured by the balance in the participant’s account. All notes shall bear a reasonable rate of interest as determined by the Plan Administrator based on the prevailing interest rates charged by persons in the business of lending money for notes which would be made under similar circumstances. Principal and interest is paid ratably through payroll deductions over a period not to exceed five years, unless the proceeds of the note were used to acquire the participant’s residence, in which case the note terms can range up to 10 years. A participant may have no more than one outstanding note at any one time.

Payment of Benefits

Participants may elect to receive a lump-sum amount equal to the value of their vested interest upon retirement, termination of service, death or disability. A terminated participant with a balance of less than $1,000 may be automatically paid out by the Plan upon termination. Any terminated participants with a balance between $1,000 and $7,000 can still be automatically paid out if their balance is rolled into a qualified Individual Retirement Account. Distributions may be made at the participant’s election prior to termination upon attainment of age 59 ½ or hardship as defined in the Plan document.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event of Plan termination, participants would become 100% vested in their Employer contributions.